9. LONG-TERM LOAN	12 Months Ended
Dec. 31, 2021
Notes
9. LONG-TERM LOAN

9.LONG-TERM LOAN

In March 2017, the Company entered into a long-term loan to purchase a used vehicle. The long-term loan is repayable in monthly payments totalling $2,572 (€1,787) as of December 31, 2021, including interest calculated at 5.635%, and maturing on April 5, 2022.

	December 31, 2021		December 31, 2020

Long-term loan	$ 2,524	€ 1,754	$ 10,638	€ 6,816
Less: current portion of long-term loan	2,524	1,754	7,900	5,062
	$ -	€ -	$ 2,738	€ 1,754

Payment schedule of long-term loan
Year 1	$ 2,572	€ 1,787	$ 8,370	€ 5,363
Year 2	-	-	2,789	1,787
	2,572	1,787	11,159	7,150
Less: imputed interest	31	21	446	286
Other fees	17	12	75	48
	$ 2,524	€ 1,754	$ 10,638	€ 6,816